Principal Funds, Inc.

Supplement dated August 20, 2018
to the Statutory Prospectus dated March 1, 2018
(as supplemented on March 7, 2018 and March 19, 2018, June 15, 2018, June 20, 2018 and
July 13, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR MIDCAP GROWTH FUND

In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Katerina Wasserman.

MANAGEMENT OF THE FUNDS

In The Sub-Advisors section, under Sub-Advisor: Columbus Circle Investors, delete all references to Katerina Wasserman.